ORGANIZATION AND BUSINESS DESCRIPTION (Details) - company	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Organization consolidation and presentation of financial statements
Number of companies and their subsidiaries owned	5	3
US Yisheng
Organization consolidation and presentation of financial statements
Ownership interest (as a percent)	100.00%	100.00%
Singapore Yisheng
Organization consolidation and presentation of financial statements
Ownership interest (as a percent)	100.00%	100.00%
UK YishengBio
Organization consolidation and presentation of financial statements
Ownership interest (as a percent)		100.00%
Liaoning Yisheng
Organization consolidation and presentation of financial statements
Ownership interest (as a percent)	100.00%	100.00%
Beijing Yisheng
Organization consolidation and presentation of financial statements
Ownership interest (as a percent)	100.00%	100.00%